DEBT AND CREDIT SOURCES - Green Convertible Notes, Exchange Notes and Exchange Warrants (Details) $ / shares in Units, share in Millions							1 Months Ended	12 Months Ended
		Nov. 30, 2024 USD ($)	Sep. 12, 2024 USD ($)	Jun. 20, 2024 USD ($) share d $ / shares shares	Jan. 03, 2022 USD ($)	Jul. 17, 2020 USD ($) d $ / shares shares	Nov. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Jan. 01, 2023 USD ($)	Dec. 21, 2024	Aug. 30, 2024 $ / shares	Jul. 05, 2024 USD ($)	May 30, 2024 USD ($)	Jan. 02, 2022 USD ($)
Debt Instrument [Line Items]
Threshold trading days | d						60
Stockholders' equity								$ (288,365,000)		$ 4,642,000		$ 48,070,000					$ 354,875,000
Conversion of convertible debts to equity								119,321,000
Convertible debt	[1]							273,766,000		385,558,000
Repayment of convertible debt								1,500,000		0		0
Gain on extinguishment of debt								34,744,000		0		$ 0
Issuance of ordinary shares through exercise of warrants								28,162,000
Exchange warrants
Debt Instrument [Line Items]
Exercise price of warrants (in USD per share) | $ / shares				$ 21.11
Number of securities called by warrants (in number of shares) | shares				6,560,000
Cumulative effect, period of adoption, adjustment
Debt Instrument [Line Items]
Stockholders' equity																	$ (42,066,000)
Cumulative effect, period of adoption, adjustment | Accounting Standards Update 2020-06
Debt Instrument [Line Items]
Convertible debt					$ 42,100,000
Adjustments to additional paid in capital					52,200,000
Cumulative effect, period of adoption, adjustment | Accounting Standards Update 2020-06 | Accumulated Deficit
Debt Instrument [Line Items]
Stockholders' equity					10,100,000
Convertible debt
Debt Instrument [Line Items]
Convertible notes								306,958,000		207,000,000
Convertible debt | 2024 TZE Private Placement | Number of shares
Debt Instrument [Line Items]
Measurement input | share				1.9
Green Convertible Notes | Level 2
Debt Instrument [Line Items]
Convertible debt, fair value										152,600,000
Green Convertible Notes | Convertible debt
Debt Instrument [Line Items]
Convertible notes				$ 198,500,000		$ 200,000,000				200,000,000.0	[1]
Interest rate percentage						6.50%
Conversion price (USD per share) | $ / shares						$ 1,819.47
Conversion ratio, number of shares (in shares) | shares						0.5496
Conversion ratio, principal amount						$ 1,000										$ 1,000
Threshold percentage of stock price trigger						130.00%
Convertible debt										194,700,000
Percentage of principal amount redeemed				99.25%
Accrued interest				$ 5,500,000
Unamortized debt issuance cost										5,300,000
If-converted value (below) in excess of principal										$ (121,200,000)
Green Convertible Notes | Convertible debt | Adjusted balance | Accounting Standards Update 2020-06
Debt Instrument [Line Items]
Convertible debt					$ 187,800,000
Tranche A Exchange Notes | Maxeon
Debt Instrument [Line Items]
Ownership percentage of non-controlling owner				30.00%
Tranche A Exchange Notes | Convertible debt
Debt Instrument [Line Items]
Convertible notes				$ 139,000,000.0
Conversion price (USD per share) | $ / shares				$ 35.45
Conversion ratio, principal amount																700
Tranche B Exchange Notes
Debt Instrument [Line Items]
Convertible debt	[1]							38,900,000
Tranche B Exchange Notes | Level 3
Debt Instrument [Line Items]
Convertible debt, fair value	[1]							29,700,000
Tranche B Exchange Notes | Convertible debt
Debt Instrument [Line Items]
Convertible notes				$ 65,100,000				44,100,000	[1]						$ 16,200,000
Conversion price (USD per share) | $ / shares				$ 164.22										$ 16.08
Conversion ratio, principal amount																$ 300
Issuance of ordinary shares through exercise of warrants								30,500,000
Exchange warrants
Debt Instrument [Line Items]
Convertible debt			$ 47,400,000
Fair value adjustment			$ (3,700,000)
Exchange warrants | Convertible debt
Debt Instrument [Line Items]
Conversion of convertible debts to equity				$ 9,900,000
Exchange Notes | Convertible debt
Debt Instrument [Line Items]
Interest rate percentage				9.50%
Threshold trading days | d				20
Threshold percentage of stock price trigger				150.00%
Cash interest rate				0.04									0.0800
Consecutive trading days threshold | d				30
Redemption price percentage				100.00%
Gain on extinguishment of debt		$ 7,000,000.0
Unamortized debt issuance cost								5,200,000
If-converted value (below) in excess of principal								$ (23,400,000)
Exchange Notes | Convertible debt | Level 3
Debt Instrument [Line Items]
Convertible debt, fair value		$ 139,500,000		$ 43,700,000			$ 139,500,000
Remaining Green Convertible Notes | Convertible debt
Debt Instrument [Line Items]
Repayment of convertible debt							$ 1,500,000

[1]	In fiscal year 2023, we had related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. Due to the step-up investment by TZE SG in August 2024, SunPower and TotalEnergies S.E. and its affiliates are no longer a related party to the Company and the related party balance as of December 31, 2024 relates to that with TCL Zhonghuan Renewal Energy Co. Ltd and its affiliates. These related-party balances are recorded within the “Accounts receivable, net,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).